Fair value measurement - Disclosure of reconciliation of changes in items measured at fair value Level 3 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	€ 186,156
Assets, ending	202,128	€ 186,156
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	23,275
Assets, ending	20,628	23,275
Receivables from financing activities | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	259
Assets, ending	117	259
Derivative financial liabilities | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	34
Assets, ending	40	34
Collateral deposits | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	51
Assets, ending	108	51
Money market securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	20,870
Assets, ending	17,691	20,870
Other receivables | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	89
Assets, ending	76	89
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	605
Assets, ending	1,358	605
Level 3 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	259	252
Change in scope of consolidation
Gains/(Losses) recognized in Consolidated Income Statement	0	0
Losses recognized in Other comprehensive income/(loss)	0	0
Issues/Settlements	(142)	7
Purchases/Sales	0	0
Transfers from Level 3	0	0
Assets, ending	117	259
Level 3 | Receivables from financing activities | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	259
Transfers to Assets/(Liabilities) held for sale	0	0
Assets, ending	117	259
Level 3 | Financial securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	254	142
Change in scope of consolidation	(28)
Gains/(Losses) recognized in Consolidated Income Statement	1	5
Losses recognized in Other comprehensive income/(loss)	(151)	0
Issues/Settlements	0	0
Purchases/Sales	1,089	58
Transfers from Level 3	0	49
Assets, ending	1,165	254
Level 3 | Derivative financial liabilities | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	2
Assets, ending	0	2
Level 3 | Derivative financial liabilities | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets (liabilities), beginning	(48)	(11)
Change in scope of consolidation
Gains/(Losses) recognized in Consolidated Income Statement	0	4
Losses recognized in Other comprehensive income/(loss)	8	(41)
Issues/Settlements	0	0
Purchases/Sales	0	0
Transfers from Level 3	0	0
Assets (liabilities), ending	(40)	(48)
Level 3 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	0	15
Change in scope of consolidation
Gains/(Losses) recognized in Consolidated Income Statement	0	0
Losses recognized in Other comprehensive income/(loss)	0	0
Issues/Settlements	0	0
Purchases/Sales	0	0
Transfers to Assets/(Liabilities) held for sale	0	0
Transfers from Level 3	0	15
Assets, ending	0	0
Level 3 | Collateral deposits | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	0
Assets, ending	0	0
Level 3 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	1	12
Change in scope of consolidation
Gains/(Losses) recognized in Consolidated Income Statement	0	0
Losses recognized in Other comprehensive income/(loss)	0	0
Issues/Settlements	0	0
Purchases/Sales	0	(11)
Transfers to Assets/(Liabilities) held for sale	0	0
Transfers from Level 3	1	0
Assets, ending	0	1
Level 3 | Money market securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	1
Assets, ending	0	1
Level 3 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	89	134
Change in scope of consolidation
Gains/(Losses) recognized in Consolidated Income Statement	(13)	20
Losses recognized in Other comprehensive income/(loss)	0	0
Issues/Settlements	0	0
Purchases/Sales	0	0
Transfers from Level 3	0	65
Assets, ending	76	89
Level 3 | Other receivables | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	89
Transfers to Assets/(Liabilities) held for sale	0	0
Assets, ending	76	89
Level 3 | Available-for-sale securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Transfers to Assets/(Liabilities) held for sale	€ 0	€ 0